Intangible Assets and Goodwill - Schedule of Change in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance			$ 55,840	$ 0	$ 0
Acquisitions					55,989
Translation adjustments	$ (900)	$ 0	(700)	$ 0	(149)
Balance	$ 56,527		$ 56,527		$ 55,840